Note 27 - Revenue	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
27.	Revenue

Disaggregated revenue

Colliers has disaggregated its revenue from contracts with customers by type of service and operating segment as presented in the following table.

			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31,

2021
Leasing	$729,050	$145,422	$126,211	$-	$-	$1,000,683
Capital Markets	838,678	190,525	207,040	-	-	1,236,243
Property services	638,741	196,491	227,183	-	-	1,062,415
Valuation and advisory	214,665	134,489	98,323	-	7	447,484
IM - Advisory and other	-	-	-	217,864	-	217,864
IM - Incentive Fees	-	-	-	35,026	-	35,026
Other	68,083	5,810	14,904	-	617	89,414
Total Revenue	$2,489,217	$672,737	$673,661	$252,890	$624	$4,089,129

2020
Leasing	$495,597	$107,947	$82,917	$-	$21	$686,482
Capital Markets	460,224	136,479	104,201	-	-	700,904
Property services	471,377	162,853	200,727	-	-	834,957
Valuation and advisory	162,672	104,498	71,463	-	-	338,633
IM - Advisory and other	-	-	-	168,404	-	168,404
IM - Incentive Fees	-	-	-	4,190	-	4,190
Other	36,502	4,730	11,324	-	731	53,287
Total Revenue	$1,626,372	$516,507	$470,632	$172,594	$752	$2,786,857

Revenue associated with the Company’s debt finance and loan servicing operations are outside the scope of ASC 606, Revenue from Contracts with Customers (“ASC 606”). In the year ended December 31, 2021, $138,641 of revenue, was excluded from the scope of ASC 606 (2020 - $75,975). These revenues were included entirely within the Americas segment within Capital Markets and Other revenue.

Contract balances

The Company had contract assets totaling $78,941 of which $71,294 was current (2020 - $66,436 of which $61,101 was current). During the year ended December 31, 2021, substantially all of the current contract assets were either moved to accounts receivable or sold under the AR Facility (Note 15).

The Company had contract liabilities (all current) totaling $30,397 (2020 - $21,076). Revenue recognized for the year ended December 31, 2021, totaled $19,076 (2020 - $22,338) that was included in the contract liability balance at the beginning of the year.

Certain constrained brokerage fees, outsourcing & advisory fees and investment management fees may arise from services that began in a prior reporting period. Consequently, a portion of the fees the Company recognizes in the current period may be partially related to the services performed in prior periods. Typically, less than 5% of brokerage revenue recognized in a period had previously been constrained and substantially all investment management incentive fees, including carried interest, recognized in the period were previously constrained.